Distribution of the Bank's profit and Earnings per share	12 Months Ended
Dec. 31, 2020
Distribution of the Bank's profit and Earnings per share
Distribution of the Bank's profit and Earnings per share

4.  Distribution of the Bank’s profit and Earnings per share

4.1 Distribution of the Bank’s profit

The distributions of the Bank’s profit ended December 31, 2018, 2019 and 2020 approved by the Board of Directors during the annual general meetings are as follows:

	2018	2019	2020

Profit of the year	19,356	20,381	18,974
Dividends declared	9,228	10,293	—
Dividend per share (pesos)	1.36	1.52	—
Date of payment	06/29/2018 and	05/28/2019 and
	12/28/2018	12/27/2019

In order to strengthen banking institutions so they could be in a better position to absorb potentials losses that could arise because of the COVID-19 pandemic and have more resources to support the economic slowdown, the CNBV issued two recommendations to avoid:

a)The payment of dividends to shareholders, and

b)Carry out share buybacks or any other mechanism aimed at rewarding shareholders.

Considering the effects of the COVID-19 pandemic and on the recommendation received from the CNBV, the Bank decided not to pay dividends or carry out share buybacks in 2020.

4.2 Earnings per share

According to IAS 33 Earnings per share, the Bank should present and adjust retrospectively, the basic and diluted earnings per share, if the number of ordinary or potential shares outstanding increases as a result of a capitalization, bonus issue or share split, or decreases as a result of a reverse share split.

i.   Basic earnings per share

Basic earnings per share are calculated by dividing the profit attributable to the Parent by the weighted average number of shares outstanding during the year, excluding the average number of treasury shares, if any, held in the year (see Note 29.d).

Accordingly, basic earnings per share were determined as follows:

	2018	2019	2020

Profit attributable to the Parent	19,353	20,381	18,974
Profit attributable to the Parent (net of non-controlling interest)	19,353	20,381	18,974
Weighted average number of shares outstanding	6,776,220,369	6,775,455,458	6,776,640,349
Basic earnings per share (pesos)	2.86	3.01	2.80

ii.   Diluted earnings per share

In calculating diluted earnings per share, the amount of profit attributable to the Parent and the weighted average number of shares issued, excluding the average number of treasury shares, are adjusted to consider all the dilutive effects inherent to potential shares (see Note 29.d).

Accordingly, diluted earnings per share were determined as follows:

	2018	2019	2020

Profit attributable to the Parent	19,353	20,381	18,974
Profit attributable to the Parent (net of non-controlling interest)	19,353	20,381	18,974
Weighted average number of shares outstanding	6,776,220,369	6,775,455,458	6,776,640,349
Dilutive effect of rights on shares	10,773,988	11,538,899	10,354,008
Adjusted number of shares	6,786,994,357	6,786,994,357	6,786,994,357
Diluted earnings per share (pesos)	2.85	3.00	2.80